Financial Instruments (Net investment hedges in foreign operations) (Details) (Foreign Exchange Contract [Member], Net Investment Hedge [Member], USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Foreign Exchange Contract [Member] | Net Investment Hedge [Member]
Net investment hedges in foreign operation
Gain (loss) recognized in AOCI		$ 5,741	$ 2,322
Gain (loss) reclassified from AOCI into earnings		88	(1,525)
Gain (loss) on hedged items	$ 0	$ (549)	$ (678)